Subsequent Events (FPS) - Narrative (Details)		3 Months Ended
	Feb. 06, 2026 Vote Class $ / shares shares	Mar. 31, 2026 $ / shares shares	Jul. 24, 2025 $ / shares	Jul. 21, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares
Subsequent Event [Line Items]
Preferred stock authorized (in shares)	20,000,000
Preferred stock par value (in dollars per share) | $ / shares	$ 0.00001
Number of classes of board of directors | Class	3
Number of votes per common share held | Vote	1
Percentage of amount of tax savings due to equity owners under agreement	85.00%	85.00%
Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Awards granted (in shares)		682,685
Grant date fair value of awards granted (in dollars per share) | $ / shares		$ 27.16
Forgent Intermediate LLC
Subsequent Event [Line Items]
Equity interests acquired	100.00%
Common Class B
Subsequent Event [Line Items]
Common stock authorized (in shares)	100,000,000	100,000,000			100,000,000
Common stock par value (in dollars per share) | $ / shares		$ 0.00001			$ 0.00001
Ratio of Opco LLC Interests held by Existing Owners and number of common stock shares held by Existing Owners required to issue shares	1
Common Class A
Subsequent Event [Line Items]
Common stock authorized (in shares)	2,000,000,000	2,000,000,000			2,000,000,000
Common stock par value (in dollars per share) | $ / shares		$ 0.00001			$ 0.00001
Common Class A | Forgent Intermediate LLC
Subsequent Event [Line Items]
Shares exchanged for equity interests acquired (in shares)	210,055,933
Common Class A | Opco LLC
Subsequent Event [Line Items]
Shares exchanged for equity interests acquired (in shares)	4,205,321
Private Placement | Common Class B
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)	90,167,635
Conversion ratio for shares issued	1
Forgent Power Solutions, Inc.
Subsequent Event [Line Items]
Common stock authorized (in shares)				100
Common stock par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001